Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock, Common [Member]	Total
Balance at Jun. 30, 2022	$ 5,000		$ 220	$ 20	$ 57,364,690	$ (23,758)	$ (61,557,893)	$ 1,234,549	$ (46,477)	$ (3,023,649)
Balance, shares at Jun. 30, 2022	500,000	1	220,351	19,598
Issuance of common stock for cash			$ 14		24,697	23,758				48,469
Issuance of common stock for cash, shares			14,337
Retirement of Series A Preferred Stock	$ (5,000)				5,000
Retirement of Series A Preferred Stock, shares	(500,000)
Issuance of common stock for conversion of convertible debt and accrued interest			$ 5,061	$ 807	1,381,855					1,387,723
Issuance of common stock for conversion of convertible debt and accrued interest, shares			5,061,180	807,230
Issuance of common stock for services			$ 79	$ 608	138,260					138,947
Issuance of common stock for services, shares			79,412	608,423
Issuance of common stock for exercise of Series B warrants					475,000					475,000
Issuance of common stock for exercise of Series B warrants, shares			12
Issuance of common stock for alternate cashless exercise of warrants			$ 560	$ 206	(766)
Issuance of common stock for alternate cashless exercise of warrants, shares			559,999	206,000
Issuance of common stock in connection with a note payable			$ 75		37,425					37,500
Issuance of common stock in connection with a note payable, shares			75,000
Issuance of common stock for issuable shares			$ 20	$ (20)
Issuance of common stock for issuable shares, shares			19,598	(19,598)
Reclassification of put premium upon debt conversion					411,111					411,111
Warrant grant for settlement of accounts payable					5,551					5,551
Stock based compensation in connection with stock warrant grant					2,408					2,408
Foreign currency translation loss								60,327		60,327
Deemed dividend upon alternate cashless exercise of warrants					466,273		(466,273)
Fractional shares due to reverse split			$ 2		(2)
Fractional shares due to reverse split, shares			1,361
Net loss							(2,660,566)			(2,660,566)
Balance at Jun. 30, 2023			$ 6,031	$ 1,621	60,311,502		(64,684,732)	1,294,876	(46,477)	(3,117,179)
Balance, shares at Jun. 30, 2023		1	6,031,250	1,621,653
Issuance of common stock for cash			$ 18,914		4,143					23,057
Issuance of common stock for cash, shares			18,913,648
Issuance of common stock for conversion of convertible debt and accrued interest			$ 445,964		327,584					773,548
Issuance of common stock for conversion of convertible debt and accrued interest, shares			445,963,937
Issuance of common stock for alternate cashless exercise of warrants			$ 6,272		(6,272)
Issuance of common stock for alternate cashless exercise of warrants, shares			6,272,000
Issuance of common stock for issuable shares			$ 1,621	$ (1,621)
Issuance of common stock for issuable shares, shares			1,621,653	(1,621,653)
Reclassification of put premium upon debt conversion					246,254					246,254
Foreign currency translation loss								(25,295)		(25,295)
Deemed dividend upon alternate cashless exercise of warrants					192,960		(192,960)
Net loss							(1,820,528)			(1,820,528)
Relative fair value of warrant granted in connection with a loan payable - related party					141,084					141,084
Balance at Jun. 30, 2024			$ 478,802		$ 61,217,255		$ (66,698,220)	$ 1,269,581	$ (46,477)	$ (3,779,059)
Balance, shares at Jun. 30, 2024		1	478,802,488